14. DEFERRED REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Details Narrative
Received deposits				$ 1,418,368
Revenue	$ 1,371,687
Deferred Revenue	$ 46,681	$ 20,303	$ 1,418,368